RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2022
RELATED PARTY TRANSACTIONS
Schedule of amounts due to offices

	September 30,	December 31,
	2022	2021
Salaries and other compensation	$4,108,500	$4,108,500
Invoices paid on behalf of the Company	165,233	615,232
Total	4,273,733	4,723,732
Less: Short-term portion	(600,000)	(600,000)
Long-term portion	$3,673,733	$4,123,732